Issued Capital - Schedule of Dividends Declared (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	126 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2021
Disclosure of dividend [abstract]
Dividend declared	$ 45,071	$ 58,478	$ 38,188	$ 44,815	$ 84,208	$ 1,388,000